Condensed Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 928	$ 864	$ 454
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for deferred income taxes	5	52	(51)
Other	26	9	(3)
Net change in:
Receivables from brokers, dealers, and clearing organizations	(104)	220	148
Other securities owned	(43)	(231)	581
Other assets	10	(15)	133
Accrued expenses and other liabilities	(237)	(183)	289
Net cash provided by (used for) operating activities	1,266	2,464	(9)
Cash Flows from Investing Activities
Other investing activities	3	7	5
Net cash used for investing activities	(16,260)	(8,667)	(15,410)
Cash Flows from Financing Activities
Issuance of commercial paper	300
Issuance of long-term debt	350		701
Repayment of long-term debt	(732)	(116)	(205)
Premium paid on debt exchange	(19)
Net proceeds from preferred stock offering	863
Net proceeds from common stock offering			543
Dividends paid	(337)	(295)	(288)
Proceeds from stock options exercised and other	35	96	35
Other financing activities	(5)	2	(5)
Net cash provided by (used for) financing activities	18,978	9,951	12,109
Increase (Decrease) in Cash and Cash Equivalents	3,984	3,748	(3,310)
Cash and Cash Equivalents at Beginning of Year	8,679	4,931	8,241
Cash and Cash Equivalents at End of Year	12,663	8,679	4,931
Parent Company
Cash Flows from Operating Activities
Net Income	928	864	454
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(662)	(591)	(478)
Provision for deferred income taxes	9	3	3
Other	39	1	(3)
Net change in:
Receivables from brokers, dealers, and clearing organizations			11
Other securities owned	3	6	422
Other assets	(21)	26	40
Accrued expenses and other liabilities	(5)	(76)	(2)
Net cash provided by (used for) operating activities	291	233	447
Cash Flows from Investing Activities
Due from subsidiaries - net	43	24	63
Increase in investments in subsidiaries	(307)	(366)	(1,025)
Other investing activities		8	4
Net cash used for investing activities	(264)	(334)	(958)
Cash Flows from Financing Activities
Issuance of commercial paper	300
Issuance of long-term debt	350		701
Repayment of long-term debt	(727)		(200)
Premium paid on debt exchange	(19)
Net proceeds from preferred stock offering	863
Net proceeds from common stock offering			543
Dividends paid	(337)	(295)	(288)
Proceeds from stock options exercised and other	35	96	35
Other financing activities	(5)	3	(6)
Net cash provided by (used for) financing activities	460	(196)	785
Increase (Decrease) in Cash and Cash Equivalents	487	(297)	274
Cash and Cash Equivalents at Beginning of Year	852	1,149	875
Cash and Cash Equivalents at End of Year	$ 1,339	$ 852	$ 1,149